Shareholder Fees - FidelityFreedomBlendFunds-KComboPRO	May 30, 2024 USD ($)
FidelityFreedomBlendFunds-KComboPRO | Fidelity Freedom Blend 2030 Fund
Shareholder Fees:
(fees paid directly from your investment)	none